Award Timing Disclosure - Brian Aquilino	Apr. 16, 2025 USD ($) shares $ / shares Rate
Awards Close in Time to MNPI Disclosures
Name	Brian Aquilino
Underlying Securities | shares	20,000
Exercise Price | $ / shares	$ 23.84
Fair Value as of Grant Date | $	$ 194,304
Underlying Security Market Price Change | Rate	4.80%